RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Participating loan interests	$ 0	$ 268
Capital securities held by Brookfield Asset Management(4)	(3,075)	(3,385)
Preferred shares held by Brookfield Asset Management	(15)	(16)
Capital Securities Redeemed	420	905	$ 297
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	102	54
Deposit and promissory note from Brookfield Asset Management(2)	0	(733)
Affiliated entities
Disclosure of transactions between related parties [line items]
Participating loan interests	0	268
Net (payables)/receivables within equity accounted investments	(81)	(26)
Receivables and other assets	17	50
Property-specific obligations(3)	0	(231)
Loans and notes payable and other liabilities	196	50
Capital securities held by Brookfield Asset Management(4)	0	(420)
Preferred shares held by Brookfield Asset Management	(15)	(15)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	0	54
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of transactions between related parties [line items]
Capital securities held by Brookfield Asset Management(4)	0	$ (420)
Capital Securities Redeemed	420
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares | Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Capital Securities Redeemed	$ 420